RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Oct. 14, 2014	Jul. 22, 2014	Jan. 31, 2014	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Rent Expense	$ 37,913.20	$ 32,872.50	$ 210,302	$ 97,402
SCHC
Guarantee Obligations Related Party Debt					3,266,336	3,430,090	3,349,672	3,508,390
Lease Term Period					21 years		21 years
Lease Expiration Date					Aug. 31, 2027		Aug. 31, 2027
Operating Leases, Rent Expense					43,870		43,870
Cost of Reimbursable Expense					67,714	67,714	67,714	69,358
Payments for Rent					$ 263,220	$ 263,220	$ 526,440	$ 526,440